Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenue	$ 88,106		$ 645,402	$ 4,800	$ 4,800	$ 10,660
Gross profit					2,400	5,319
Operating cost and expenses:
Cost of sales	984,861		2,207,326	2,400	2,400	5,341
Selling, general, and administrative expenses	1,677,637	937,206	4,294,761	2,462,067	3,578,562	2,407,868
Depreciation and amortization expense	88,008	2,212	175,778	4,358
Total operating costs and expenses	2,750,506	939,418	6,677,865	2,468,825
Operating loss	(2,662,400)	(939,418)	(6,032,463)	(2,464,025)
Interest and other income (expense)	2,403,493	(25,295)	1,939,176	(63,885)
Loss before provision for income taxes					(3,576,162)	(2,402,549)
Provision for income taxes
Net loss	$ (258,907)	$ (964,713)	$ (4,093,287)	$ (2,527,910)	$ (3,576,162)	$ (2,402,549)
Loss per share:
Basic and diluted Loss per share	$ (0.05)	$ (0.86)	$ (0.91)	$ (2.26)	$ (2.03)	$ (2.28)
Weighted average number of common shares outstanding-basic and diluted	5,537,799	1,117,316	4,512,360	1,117,316	1,758,237	1,054,213